Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance

The Accounts receivable and allowance balances at December 31, 2020 and 2019 are as follows:

	2020	2019
Accounts receivable	$125,105	$-
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$125,105	$-